Organization of Nextracker	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization of Nextracker
1. Organization of Nextracker
Nextracker Inc. and its subsidiaries (“Nextracker”, “we”, the “Company”) is a leading provider of intelligent, integrated solar tracker and software solutions used in utility-scale and distributed generation solar projects around the world. Nextracker’s products enable solar panels in utility-scale power plants to follow the sun’s movement across the sky and optimize plant performance. Nextracker has operations in the United States, Mexico, Spain and other countries in Europe, India, Australia, the Middle East, Africa and Brazil.
Prior to the completion of the Transactions, as described in Note 5 and the Initial Public Offering as described below, we operated as part of Flex Ltd. (“Flex” or “Parent”) and not as a standalone entity. On December 19, 2022, Nextracker Inc. was formed as a Delaware corporation which is a 100%-owned subsidiary of Yuma, Inc., a Delaware corporation and indirect wholly-owned subsidiary of Flex Ltd. Nextracker Inc. was formed for the purpose of completing the initial public offering of its Class A common stock (the “IPO”) and other related Transactions, in order to carry on the business of Nextracker LLC.
The Initial Public Offering
On February 8, 2023, the Company’s registration statement on Form
S-1
relating to its IPO was declared effective by the Securities and Exchange Commission (“SEC”) and the shares of its Class A common stock began trading on the Nasdaq Global Select Market on February 9, 2023. The IPO closed on February 13, 2023, pursuant to which the Company issued and sold 30,590,000 shares of its Class A common stock at a public offering price of $24.00 per share, giving effect to the exercise in full of the underwriters’ option to purchase additional shares. The Company received net proceeds of $693.8 million, after deducting $40.4 million in underwriting discounts. The Company used all of the net proceeds from the IPO to purchase its member’s interest in Nextracker LLC from Flex and holds a member’s interest of approximately 32% of Nextracker LLC as of June 30, 2023. On July 3, 2023 the Company completed a follow-on
offering of Class A common stock. See further discussion in Note 12.

1. Description of business and organization of Nextracker Inc.
Nextracker Inc. and its subsidiaries (“Nextracker”, “we”, the “Company”) is a leading provider of intelligent, integrated solar tracker and software solutions used in utility-scale and distributed generation solar projects around the world. Nextracker’s products enable solar panels in utility-scale power plants to follow the sun’s movement across the sky and optimize plant performance. Nextracker has operations in the United States, Mexico, Spain and other countries in Europe, India, Australia, the Middle East, Africa and Brazil.
Prior to the completion of the Transactions, as described in Note 6, and the Initial Public Offering as described below, we operated as part of Flex Ltd. (“Flex” or “Parent”) and not as a standalone entity. On December 19, 2022, Nextracker Inc. was formed as a Delaware corporation which is a 100%-owned subsidiary of Yuma, Inc., a Delaware corporation and indirect wholly-owned subsidiary of Flex Ltd. Nextracker Inc. was formed for the purpose of completing the initial public offering of its Class A common stock (the “IPO”) and other related Transactions, in order to carry on the business of Nextracker LLC.
The consolidated financial statements for the period prior to the Transactions have been derived from the consolidated financial statements and accounting records of Flex. See Note 2 for basis of presentation details.
The Initial Public Offering
On February 8, 2023, the Company’s registration statement on Form
S-1
relating to its IPO was declared effective by the Securities and Exchange Commission (“SEC”) and the shares of its Class A common stock began trading on the Nasdaq Global Select Market on February 9, 2023. The IPO closed on February 13, 2023, pursuant to which the Company issued and sold 30,590,000 shares of its Class A common stock at a public offering price of $24.00 per share, giving effect to the exercise in full of the underwriter’s option to purchase additional shares. The Company received net proceeds of $693.8 million, after deducting $40.4 million in underwriting discounts. Upon closing of the IPO, approximately $8.3 million of offering costs were paid by Flex and the Company netted the previously capitalized offering costs ($7.9 million as of December 31, 2022) against the net parent investment. See further discussion of the Transactions related to the IPO in Note 6.